Other financial liabilities - Summary of detailed information about other financial liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Non-current
Contingent consideration (Refer to Note 19)	₨ 2,423		₨ 2,158
Advance from customers	0		123
Cash Settled ADS RSUs	2		7
Deposits and others	536		3
Other non-current financial liabilities	2,961	$ 39	2,291
Current
Contingent consideration (Refer to Note 19)	1,906		135
Advance from customers	1,582		496
Cash Settled ADS RSUs	18		24
Interim dividend payable	27,337		0
Deposits and others	2,267		815
Current financial liabilities	33,110	$ 436	1,470
Other financial liabilities	₨ 36,071		₨ 3,761